Fair Value of Financial Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Assets:
Investment securities available for sale	$ 445,394	$ 406,549
Mortgage loans held for sale	211	3,637
Level 1
Assets:
Investment securities available for sale	0	0
Mortgage loans held for sale	0	0
Liabilities:
Cash and cash equivalents	71,596	277,499
Other investments	0	0
Mutual funds held in deferred compensation trust, amount measured at fair value on a recurring basis	0	0
Loans, net	0	0
Mutual funds held in deferred compensation trust	0	0
Deposits	0	0
Securities sold under agreements to repurchase	0	0
Junior subordinated debentures	0	0
Level 2
Assets:
Investment securities available for sale	445,394	406,549
Mortgage loans held for sale	0	0
Liabilities:
Cash and cash equivalents	0	0
Other investments	0	0
Mutual funds held in deferred compensation trust, amount measured at fair value on a recurring basis	1,510	1,327
Loans, net	0	0
Mutual funds held in deferred compensation trust	1,327	1,510
Deposits	0	0
Securities sold under agreements to repurchase	47,688	37,094
Junior subordinated debentures	15,464	15,464
Level 3
Assets:
Investment securities available for sale	0	0
Mortgage loans held for sale	211	3,637
Liabilities:
Cash and cash equivalents	0	0
Other investments	2,656	3,668
Mutual funds held in deferred compensation trust, amount measured at fair value on a recurring basis	0	0
Loans, net	998,587	855,814
Mutual funds held in deferred compensation trust	0	0
Deposits	1,434,871	1,401,833
Securities sold under agreements to repurchase	0	0
Junior subordinated debentures	0	0
Carrying Amount
Assets:
Investment securities available for sale	445,394	406,549
Mortgage loans held for sale	211	3,637
Liabilities:
Cash and cash equivalents	71,596	277,499
Other investments	2,656	3,668
Loans, net	1,022,114	875,514
Mutual funds held in deferred compensation trust	1,327	1,510
Deposits	1,435,215	1,412,748
Securities sold under agreements to repurchase	47,688	37,094
Junior subordinated debentures	15,464	15,464
Fair Value
Liabilities:
Mutual funds held in deferred compensation trust, amount measured at fair value on a recurring basis	1,510	1,327
Estimated Fair Value
Assets:
Investment securities available for sale	445,394	406,549
Mortgage loans held for sale	211	3,637
Liabilities:
Cash and cash equivalents	71,596	277,499
Other investments	2,656	3,668
Loans, net	998,587	855,814
Mutual funds held in deferred compensation trust	1,327	1,510
Deposits	1,434,871	1,401,833
Securities sold under agreements to repurchase	47,688	37,094
Junior subordinated debentures	$ 15,464	$ 15,464